BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
May 31, 2022
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Presentation Currency [Policy Text Block]	Presentation Currency The Company's presentation currency is the United States Dollar ("USD").
Foreign Exchange Rates Used [Policy Text Block]

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD

Period-end rate:R15.6129 (August 31, 2021 R14.5241)

Period average rate:R15.2793 (May 31, 2021 R15.2150)

CAD/USD

Period-end rate:C$1.2648 (August 31, 2021 C$1.2617)

Period average rate:C$1.2661 (May 31, 2021 C$1.2772)